Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis of Presentation, Policy

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Q Therapeutics, Inc. and subsidiary do not include all information and notes necessary or a complete presentation of financial position, results of operations, and cash flows in conformity with U.S. generally accepted accounting principles (US GAAP).

The accompanying unaudited condensed consolidated balance sheets, statements of operations, and statements of cash flows reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the Company’s financial position, results of operations and cash flows. The results of operations for the three-month period ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year ending December 31, 2013.

Basis of Consolidation, Policy

Basis of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Q Therapeutics, Inc. and its wholly owned subsidiary, Q Therapeutic Products, Inc., and Q Therapeutic Products, Inc.’s wholly owned subsidiary, NeuroQ Research Inc. (collectively, the Company). The Company is a development stage company engaged in the discovery, research, development and eventual commercialization of products as potential treatments for debilitating and fatal diseases of the central nervous system. All significant intercompany amounts have been eliminated.

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of Q Therapeutics, Inc. and its wholly owned subsidiary, Q Therapeutic Products, Inc., and Q Therapeutic Products, Inc.’s wholly owned subsidiary, NeuroQ Research Inc. (collectively, the Company). The Company is a development stage company engaged in the discovery, research, development and eventual commercialization of products as potential treatments for debilitating and fatal diseases of the central nervous system. All significant intercompany amounts have been eliminated.

Merger with Public Company, Policy

Merger with Public Company

On October 13, 2011, Q Therapeutics, Inc. entered into an agreement and plan of merger (the Merger Agreement) with Grace 2, Inc., a public shell corporation, and its wholly owned subsidiary, Q Acquisition, Inc. (Merger Sub). On October 18, 2011, Q Therapeutics, Inc. completed a reverse merger transaction in which Merger Sub merged with and into Q Therapeutics, Inc. and Q Therapeutics, Inc. became a wholly owned subsidiary of Grace 2 (the Reverse Merger). Upon the consummation of the Reverse Merger, Grace 2 acquired 100% of Q Therapeutics, Inc. by issuing 2.1633835 shares of common stock for each outstanding equity instrument of Q Therapeutics, Inc. After the effective date of the Reverse Merger, the former Q Therapeutics, Inc. stockholders owned 89.7% of the issued and outstanding common shares of Grace 2, Inc. Also, at the time of the Reverse Merger, Grace 2, Inc. was renamed Q Holdings, Inc. The transaction has been accounted for as a reverse acquisition with Q Therapeutics, Inc. as the accounting acquirer.

Since completing the Reverse Merger, Q Therapeutics, Inc., the wholly owned subsidiary of Q Holdings, Inc. has changed its name to Q Therapeutic Products, Inc. and the parent company, Q Holdings, Inc. has changed its name to Q Therapeutics, Inc.

The consolidated financial statements include the activity of Q Therapeutic Products, Inc. from inception (March 28, 2002) through December 31, 2012), and the activity of Q Therapeutic Products, Inc. and Q Therapeutics, Inc. from the date of acquisition (October 13, 2011) forward.

Development Stage and Liquidity, Policy

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through March 31, 2013, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through March 31, 2013. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial therapeutic product sales. The Company has incurred losses and used cash for operating activities since inception. As of March 31, 2013, the Company had an accumulated deficit of $20,991,557.

Given the current pace of pre-clinical and clinical development of its potential product candidates, management believes that the Company has sufficient resources to fund the Company’s operations through at least December 31, 2013. However, the Company will require additional cash resources beyond 2013 and will need to identify sources for capital infusion. The Company is working to raise capital through the sale of common stock. The Company has not raised any capital through the sale of common stock through the date of this Form S-1 filing.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through December 31, 2012, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through December 31, 2012. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial product sales. The Company has incurred losses and used cash for operating activities since inception. As of December 31, 2012, the Company had an accumulated deficit of $20,492,278.

From October 13, 2011 through the date the financing closed (May 31, 2012), the Company raised $4,018,047 through a private placement of its common stock. Although there can be no assurance, given the current pace of pre-clinical and clinical development of its product candidates, management believes that the Company has sufficient resources to fund the Company’s operations through at least December 31, 2013.

Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts receivable, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of the revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Concentrations of Credit Risk, Policy

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which, at times, exceeds federally insured limits. To date, the Company has not experienced a loss or lack of access to its invested cash; however, there can be no assurance that access to the Company’s invested cash will not be impacted by adverse conditions in the financial markets.

Cash Equivalents, Policy

Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. As of December 31, 2012 and 2011, the Company did not have any cash equivalents.

Revenue Recognition and Grants Receivable, Policy

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as corresponding expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily do not pay within 30 days of the invoice date. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual receivable, as well as changes in payment schedules and histories. Grants receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received. For the three months ended March 31, 2013, all revenue was derived from a single customer.

In December 2012, the Company was notified of a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health. The sub-award for the 2012-2013 grant plan year is $631,383. As of March 31, 2013, $483,303 has been invoiced under the sub-award and $1,834 is included in the grants receivable balance.

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as corresponding expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily pay within 60 days of the invoice date. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual grants receivable, as well as changes in payment schedules and histories. Grants receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received. A majority of, if not all revenue, is derived from a single customer. The Company did not incur any losses relating to bad debts associated with grant revenue during the last two years.

In December 2012, the Company was awarded a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health (NIH) to help fund the manufacturing and pre-clinical safety studies for Q-Cells®, the Company’s product. The sub-award for the 2012-2013 grant plan year is $631,383. As of December 31, 2012, $477,802 has been invoiced and is included in the grants receivable balance. As of December 31, 2011, grants receivable were $0 as revenue relating to the sub-award for the 2011-2012 grant plan year had been invoiced and paid in the first half of 2011.

Concentration of Suppliers, Policy

Concentration of Suppliers

The Company has entered into agreements with outside research facilities to assist in the clinical research, monitoring, and reporting of its pilot and clinical studies. In some instances, the Company is dependent upon a single supplier. The loss of key suppliers could have a material adverse effect upon the Company’s operations by interrupting or delaying the progress or completion of the Company’s clinical trials.

For the year ended December 31, 2012, one supplier accounted for 68% of the Company’s research and development purchases.

Property and Equipment, Policy

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets as follows:

Lab equipment	5 years
Computers and software	3 years
Leasehold improvements	7 years
Office equipment and furniture	3 years

Expenditures that materially increase values or capacities or extend useful lives of property and equipment are capitalized. Routine maintenance and repairs are expensed as incurred. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in the statements of operations.

Impairment of Long-Lived Assets, Policy

Impairment of Long-Lived Assets

The Company reviews its property and equipment, and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may be impaired. Management does not consider any of the Company’s assets to be impaired as of December 31, 2012 and 2011.

Leases, Policy

Leases

The Company leases its office and research facility under a cancelable operating lease. If rent escalations are material, the Company records the total rent payable during the lease term on a straight-line basis over the term of the lease. The Company records any difference between the rent paid and the straight-line rent as a deferred rent liability in the accompanying consolidated balance sheets.

Stock-Based Compensation, Policy

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Expense related to stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $25,438 and $29,308 for the three months ended March 31, 2013 and 2012, respectively, and is included in general and administrative expense in the statements of operations.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned and the related expense is recognized as services are provided.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $160,237 and $42,378 for the years ended December 31, 2012 and 2011, respectively, and is included in general and administrative expense in the statements of operations.

Income Taxes, Policy

Income Taxes

The Company is a C corporation and federal and state income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in net income (loss) in the period that includes the enactment date.

Uncertain Tax Positions, Policy

Uncertain Tax Positions

The Company recognizes the financial statement amount of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more likely-than-not” threshold, the amount recognized in the financial statements is the amount expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state examinations in progress. The Company’s tax years subject to federal and state tax examination are 2009, 2010, 2011 and 2012.

Research and Development Costs, Policy

Research and Development Costs

Research and development (R&D) costs, including research performed under contract by third parties, are expensed as incurred. Major components of R&D expenses consist of personnel costs including salaries and benefits, outside research services, consulting fees, lab supplies and materials, license fees, and facility-related expenses. R&D expenses recorded by the Company were $2,089,321 and $444,834 for the years ended December 31, 2012 and 2011, respectively. Since its inception, the Company has incurred total R&D expenses of $10,972,892.

Net Loss Per Common Share, Policy

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented the Company has incurred net losses, potential dilutive common share equivalents as of March 31, 2013 and 2012, totaling 15,907,458 and 15,707,202, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the three months ended March 31, 2013 and 2012.

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented, the Company has incurred net losses, potential dilutive common share equivalents as of December 31, 2012 and 2011, totaling 15,844,958 and 14,717,466, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the years ended December 31, 2012 and 2011.

Recent Accounting Pronouncements, Policy

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that are effective during 2013 and does not believe any of those pronouncements will modify its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

Recent Accounting Pronouncements

The Company has reviewed all accounting pronouncements that were effective during 2012 and does not believe any of those pronouncements modified its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

Subsequent Events, Policy		Subsequent Events The Company has evaluated all subsequent events through the issuance date of the financial statements.